RELATED PARTY NOTE PAYABLE (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Sep. 07, 2023	Apr. 15, 2023
Related Party Transaction [Line Items]
Note amended	$ 139,277
Additional paid in capital	$ 10,360,106	$ 4,045,024
Related Party [Member]
Related Party Transaction [Line Items]
Unsecured note payable				$ 332,545
Note amended			$ 17,000	82,545
Operating capital				$ 250,000
Interest rate				14.90%
Additional paid in capital		$ 300,000